Property, Plant and Equipment, Net (Details) - Schedule of Property, plant and equipment, net consists - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 10,461,600	$ 9,523,016
Less: accumulated depreciation	(5,780,247)	(5,094,952)
Property and equipment, net	$ 4,681,353	4,428,064
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Property and equipment, gross	$ 7,808,006	7,414,580
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,047,338	1,534,015
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	116,370	140,346
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 489,886	$ 434,075
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Minimum [Member] | Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Minimum [Member] | Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Automobiles [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Maximum [Member] | Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years